Segmented Information (Tables)	9 Months Ended
Jul. 31, 2026
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three and nine months ended

July 31, 2026 and July 31, 2025.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Banking and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended July 31
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 4,528 $ 4,239 $ 3,352 $ 3,101 $ 466 $ 373 $ 270 $ 110 $ 680 $ 703 $ 9,296 $ 8,526
Non-interest income (loss) 989 1,002 814 541 3,619 3,300 2,311 1,953 (144) (25) 7,589 6,771
Total revenue 5,517 5,241 4,166 3,642 4,085 3,673 2,581 2,063 536 678 16,885 15,297
Provision for (recovery of)
credit losses 478 463 317 317 – – 41 71 81 120 917 971
Insurance service expenses – – – – 1,646 1,563 – – – – 1,646 1,563
Non-interest expenses

2,131 2,066 2,554 2,381 1,296 1,155 1,594 1,493 900 1,427 8,475 8,522
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,908 2,712 1,295 944 1,143 955 946 499 (445) (869) 5,847 4,241
Provision for (recovery of)
income taxes

813 759 221 184 302 252 203 101 (307) (391) 1,232 905
Share of net income from
investment in Schwab 3,4 – – – – – – – – – – – –
Net income (loss) $ 2,095 $ 1,953 $ 1,074 $ 760 $ 841 $ 703 $ 743 $ 398 $ (138) $ (478) $ 4,615 $ 3,336
For the nine months ended July 31
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 13,211 $ 12,397 $ 9,844 $ 9,203 $ 1,295 $ 1,104 $ 471 $ 48 $ 2,125 $ 1,765 $ 26,946 $ 24,517
Non-interest income (loss) 2,983 2,984 2,191 139 10,474 9,670 6,973 6,144 (300) 8,829 22,321 27,766
Total revenue 16,194 15,381 12,035 9,342 11,769 10,774 7,444 6,192 1,825 10,594 49,267 52,283
Provision for (recovery of)
credit losses 1,412 1,606 954 1,210 – – 291 266 300 442 2,957 3,524
Insurance service expenses – – – – 4,666 4,487 – – – – 4,666 4,487
Non-interest expenses

6,366 6,204 7,498 7,099 3,803 3,459 4,666 4,489 3,267 3,480 25,600 24,731
Income (loss) before income taxes

and share of net income from
investment in Schwab 8,416 7,571 3,583 1,033 3,300 2,828 2,487 1,437 (1,742) 6,672 16,044 19,541
Provision for (recovery of)
income taxes

2,352 2,119 656 88 865 738 571 321 (1,309) (678) 3,135 2,588
Share of net income from
investment in Schwab 3,4 – – – 277 – – – – – 28 – 305
Net income (loss) $ 6,064 $ 5,452 $ 2,927 $ 1,222 $ 2,435 $ 2,090 $ 1,916 $ 1,116 $ (433) $ 7,378 $ 12,909 $ 17,258
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in non-interest expenses, resulting in no impact to Corporate reported net income (loss). Net income (loss) included in the U.S. Banking segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amount for amortization of acquired intangibles was recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Banking and Insurance Banking Corporate
Total

As at July 31, 2026
Total assets $ 635,303 $ 521,446 $ 28,900 $ 768,679 $ 157,533 $ 2,111,861
As at October 31, 2025
Total assets $ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558